Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Deficit [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 9 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized 50,000,000 shares of preferred stock Series A, with a par value of $0.001 per share.

As of September 30, 2022 and December 31, 2021, the Company has 3,189,600 shares and 3,189,600 shares of preferred stock issued and outstanding, respectively.

Common Stock

The Company has authorized 7,400,000,000 shares of common stock with a par value of $0.001 per share.

As of September 30, 2022 and December 31, 2021, the Company has 333,331,882 shares and 239,278,847 shares of common stock issued and outstanding, respectively.

Common stock issued for debt conversion

In March 2022, the Company issued 23,809,524 shares of its common stock upon conversion of debt (note 7).

During July to September 2022, the Company issued 40,167,992 shares of its common stock upon conversion of debt (note 5).

Common stock issued for consultancy fee and director’s remuneration

In May 2022, the Company issued 24,730,307 shares of its common stock to director as compensation value of $803,735.

In June 2022, the Company issued 5,345,212 shares of its common stock to four consultants in exchange for consultancy services value of $240,000.

NOTE 9 –  STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized 50,000,000 shares of preferred stock Series A, with a par value of $0.001 per share.

The Company issued 531,600 shares of preferred stock Series A to a consultant for corporate consultancy services rendered. For the year ended December 31, 2020, the Company recorded service fee to the consultant at the price of $0.38 per share, in an aggregate amount of $202,008.

The Company issued 2,658,000 shares of preferred stock Series A to a consultant for the business services rendered. For the year ended December 31, 2021, the Company recorded service fee to the consultant at the price of $0.38 per share, in an aggregate amount of $1,010,040.

As of December 31, 2021 and 2020, the Company has 3,189,600 shares and 531,600 shares of preferred stock issued and outstanding, respectively.

Common Stock

The Company has authorized 7,400,000,000 shares of common stock with a par value of $0.001 per share.

Preferred stock issued for services and acquisition of a non-wholly owned subsidiary

During the year ended December 31, 2020, the Company issued an aggregate of 531,600 shares of preferred stock to one consultant and vendors for the services rendered and to be rendered. These shares were valued at the fair market value on the grant date using the reported closing share price on the date of grant. At the end of each financial reporting period prior to issuance of these shares, the fair value of these shares is measured using the fair value of the Company’s preferred stock at reporting date. During the year ended December 31, 2020, the fair value of the above mentioned shares issued and the change in value of the shares to be issued was $202,008. The Company recognizes stock-based professional fees over the period during which the services are rendered by such consultant or vendor. For the year ended December 31, 2020, the Company recorded stock-based consulting and service fees to service provider of $202,008. In connection with the issuance/future issuance of shares to consultants and vendors, the Company recorded prepaid expenses of $0 which will be amortized over the remaining service period.

Common stock issued for services

During the year ended December 31, 2021, the Company completed the following transactions -

●	the Company issued an aggregate of 9,187,406 shares of common stock to the Board of Directors and Advisory Committee members for the services rendered, at the price of $0.06 per share. For the year ended December 31, 2021, the Company recorded stock-based service fee of $551,244.

●	the Company issued 18,500,000 shares of common stock to certain consultants for the business consultancy services rendered under 2020 Stock Incentive Plan. For the year ended December 31, 2021, the Company recorded stock-based service fee to the consultants at the price of $0.04 per share, in an aggregate amount of $740,000.

●	the Company issued 6,747,638 shares of common stock to certain consultants for the consultancy services rendered. For the year ended December 31, 2021, the Company recorded service fee to the consultants at the price of $0.038 per share, in an aggregate amount of $256,410.

●	the Company issued 625,000 shares of common stock to certain consultants for the consultancy services rendered. For the year ended December 31, 2021, the Company recorded service fee to the consultants at the price of $0.04 per share, in an aggregate amount of $25,000.

●	the Company issued 1,000,000 shares of common stock to certain consultants for the consultancy services rendered. For the year ended December 31, 2021, the Company recorded service fee to the consultants at the price of $0.03 per share, in an aggregate amount of $30,000.

●	the Company issued 13,935,337 shares of common stock to the vendor for the business marketing services rendered. For the year ended December 31, 2021, the Company recorded service fee to the vendor at the price of $0.043 per share, in an aggregate amount of $599,220.

Common stock issued for debt conversion

In January 2021, the Company issued 12,452,413 shares of its common stock upon conversion of debt (note 5).

In June 2021, the Company issued 3,948,278 shares of its common stock upon conversion of debt (note 5).

As of December 31, 2021 and 2020, the Company has 239,278,847 shares and 172,883,435 shares of common stock issued and outstanding, respectively.